Revenues (Details) - Schedule of revenues - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Formal education services
Revenue from customers	¥ 400,227	¥ 351,912	¥ 264,058
Educational Services [Member]
Formal education services
Revenue from customers	255,297	222,661	175,908
Boarding [Member]
Formal education services
Revenue from customers	19,248	16,137	12,435
Sale of Educational Materials [Member]
Formal education services
Revenue from customers	40,468	39,133	27,345
Subtotal [Member]
Formal education services
Revenue from customers	315,013	277,931	215,688
Tuition Income from Training Programs [Member]
Formal education services
Revenue from customers	17,765	12,043	2,570
Education and Management Service Fees [Member]
Formal education services
Revenue from customers	15,103	15,043	14,999
Others [Member]
Formal education services
Revenue from customers	1,399	5,623	2,997
Revenue from Customers [Member]
Formal education services
Revenue from customers	349,280	310,640	236,254
Revenue from Governments Cooperative Agreements [Member]
Formal education services
Revenue from customers	¥ 50,947	¥ 41,272	¥ 27,804